SUBSEQUENT EVENTS	3 Months Ended	12 Months Ended
	May 31, 2020	Feb. 29, 2020
SUBSEQUENT EVENTS
NOTE 16. SUBSEQUENT EVENTS

The Company has evaluated subsequent events that have occurred after the date of the balance sheet through the date of issuance of these financial statements and determined that no subsequent event requires recognition or disclosure to the financial statements in accordance with FASB ASC Topic 855, “Subsequent Events.”

The Company has evaluated subsequent events that have occurred after the date of the balance sheet through the date of issuance of these financial statements and determined that no subsequent event requires recognition or disclosure to the financial statements in accordance with FASB ASC Topic 855, “Subsequent Events.”